SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 9,153	$ 8,052
Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,105	3,674
Liquidity facilities Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	5	5
Liquidity facilities Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,100	3,669
Liquidity facilities Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Liquidity facilities Citigroup | Investment funds
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Liquidity facilities Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Loan / equity commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	6,048	4,378
Loan / equity commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,611	2,009
Loan / equity commitments Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Loan / equity commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,335	2,222
Loan / equity commitments Citigroup | Investment funds
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	102	124
Loan / equity commitments Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 0	$ 23